Debt, Credit Facilities (Details)		12 Months Ended
	Apr. 13, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cleco Power [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 300,000,000	$ 300,000,000
Long-term Line of Credit		$ 0
Commitment fees (in hundredths)		0.125%
Letters of Credit Outstanding, Amount		$ 2,000,000
Cleco Power [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Ratio of indebtedness to net capital (in hundredths)		0.65
Cleco Power [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Unrestricted member's equity		$ 853,400,000
Cleco Power [Member] | Line of Credit [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Ratio of indebtedness to net capital (in hundredths)		0.65
Cleco Power [Member] | Line of Credit [Member] | ABR [Member]
Line of Credit Facility [Line Items]
Credit facility, Basis Spread on Variable Rate (in hundredths)		0.125%
Cleco Power [Member] | Line of Credit [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Credit facility, Basis Spread on Variable Rate (in hundredths)		1.125%
Predecessor [Member] | Cleco Holdings [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			250,000,000
Long-term Line of Credit			$ 34,000,000
Successor [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 400,000,000
Successor [Member] | Cleco Holdings [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 100,000,000	100,000,000
Long-term Line of Credit		$ 0
Commitment fees (in hundredths)		0.275%
Successor [Member] | Cleco Holdings [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Unrestricted member's equity		$ 634,600,000
Successor [Member] | Cleco Holdings [Member] | Line of Credit [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Ratio of indebtedness to net capital (in hundredths)		0.65
Successor [Member] | Cleco Holdings [Member] | Line of Credit [Member] | ABR [Member]
Line of Credit Facility [Line Items]
Credit facility, Basis Spread on Variable Rate (in hundredths)		0.75%
Successor [Member] | Cleco Holdings [Member] | Line of Credit [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Credit facility, Basis Spread on Variable Rate (in hundredths)		1.75%
Successor [Member] | Cleco Corporate Holdings debt, variable rate, due 2019 [Member] | Cleco Holdings [Member] | ABR [Member]
Line of Credit Facility [Line Items]
Credit facility, Basis Spread on Variable Rate (in hundredths)	0.75%
Successor [Member] | Cleco Corporate Holdings debt, variable rate, due 2019 [Member] | Cleco Holdings [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Credit facility, Basis Spread on Variable Rate (in hundredths)	1.75%